NOTE 11 - INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Valuation Allowance			$ 219,925			$ 219,925	$ 367,206	$ 367,206
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent						21.00%	21.00%
Operating Income (Loss)	$ (650,067)	$ (401,123)	266,780	$ (3,245,472)	$ (1,146,389)	$ (1,267,124)	$ (1,715,361)
Deferred Tax Assets, Gross			237,680			237,680	$ 405,860
U K Operation [Member]
Operating Loss Carryforwards [Line Items]
Operating Income (Loss)						3,594,920
Deferred Tax Assets, Gross			$ 3,594,920			$ 3,594,920